Stock Options - Summary of Non-Vested Stock Options Activity (Details) - Non-Qualified Stock Options - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Options
Non-vested beginning balance (in shares)	6,579
Granted (in shares)	197,369	0
Vested (in shares)	(25,220)
Forfeited (in shares)	0
Non-vested ending balance (in shares)	178,728	6,579
Weighted Average Grant Date Fair Value
Non-vested beginning balance (in dollars per share)	$ 10.26
Granted (in dollars per share)	1.52
Vested (in dollars per share)	2.66
Forfeited (in dollars per share)	0.00
Non-vested ending balance (in dollars per share)	$ 1.68	$ 10.26